PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2020
NOTE 22 - PERSONNEL EXPENSES

A detailed analysis of employee personnel related expenses for the years ended December 31, 2020, 2019 and 2018 is provided below:

In Thousands of US Dollars
Description	2020	2019	2018
Salaries	$659	$689	$518
Employer contributions	51	54	48
Short-term employee benefits	18	16	49
Stock-based compensation	1,417	3,011	3,883
Total	$2,145	$3,770	$4,498

From above table, G&A related salary was $98,000, $90,000 and $95,000 for years 2020, 2019 and 2018 respectively. G&A related stock compensation was $702,000, $1,839,000, and $ 2,064,000 for years 2020,2019 and 2018.